Income Taxes - Components of Earnings (Loss) Before Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States operations	$ 57.0	$ (242.4)	$ (118.8)
Foreign operations	1,010.3	645.9	617.8
Earnings from continuing operations before income taxes	$ 1,067.3	$ 403.5	$ 499.0